OUR PEOPLE - Summary of Reportable Segment Distribution of Staff (Details) - number_of_employee	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Average number of staff	103,277	111,281	114,732
Global Integrated Agencies
Disclosure of operating segments [line items]
Average number of staff	90,084	95,792	97,838
Public Relations
Disclosure of operating segments [line items]
Average number of staff	5,789	7,742	8,377
Specialist Agencies
Disclosure of operating segments [line items]
Average number of staff	7,404	7,747	8,517